WARRANTS - Bridge Warrants (Details) - Digital Health Acquisition Corp. - $ / shares	May 05, 2023	Mar. 31, 2024	Dec. 31, 2023
WARRANTS
Warrants, exercise period		5 years	5 years
Warrants, exercise price		$ 11.50	$ 11.50
Extension Warrants | Extension purchase agreement
WARRANTS
Number of warrants issued	26,086
Number of warrants in a unit	26,086
Warrants, exercise period	5 years
Warrants, exercise price	$ 11.50
Minimum percentage of increase or decrease in in aggregate number of shares of Common Stock purchasable upon exercise of all Bridge Warrants for adjustment in the number of shares of Common Stock receivable upon exercise of the Bridge Warrant	0.10%